Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	March 31,	December 31,
	2021	2020
Property and equipment	$59,283	$55,221
Less: accumulated depreciation and amortization	(15,721)	(14,090)
Property and equipment, net	$43,562	$41,131

The estimated useful lives of the Company’s property and equipment are as follows:

Machinery and equipment	4-10 years
Internal-use software	1-3 years
Leasehold improvements	Shorter of lease term or estimated useful life
Computers and software	3 years
Furniture and fixtures	5 years
Property and equipment, net consists of the following (in thousands):

	December 31,
	2019	2020
Machinery and equipment	$24,021	$35,254
Internal-use software	3,442	4,764
Leasehold improvements	2,184	4,459
Computers and software	2,031	3,677
Furniture and fixtures	267	519
Construction in progress	3,852	6,548
	35,797	55,221
Less: accumulated depreciation and amortization	(9,744)	(14,090)
Property and equipment, net	$26,053	$41,131